Label	Element	Value
A Class Prospectus | Royce Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Special Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Special Equity Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information−Sales Charges” in this Prospectus (pages xx-xx), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers,insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 22, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that, except as indicated, the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the A Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by small-cap companies at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by small-cap companies at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time due to overall market, financial, and economic conditions and trends, governmental or central bank actions or interventions, changes in investor sentiment, and other factors, such as the recent COVID-19 pandemic, that may not be directly related to the issuer of a security held by the Fund. This pandemic could adversely affect global economies and markets and individual companies in ways that cannot necessarily be foreseen. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2020 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

The Fund’s intensive value approach may not be successful and could result in portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
RIsk Not Insured [Text]	rr_RiskNotInsured	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last 10 years. Because A Class shares were not sold prior to December 31, 2020, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s benchmark, and the Russell 2000 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 19.06% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.80% (quarter ended 3/31/20).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because A Class shares were not sold prior to December 31, 2020, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.80%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s benchmark, and the Russell 2000 Index. (Service Class shown again for illustrative purposes.) The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation,so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Annualized Total Returns As of 12/31/20 (%)
A Class Prospectus | Royce Special Equity Fund | Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	9.65%
10 Years	rr_AverageAnnualReturnYear10	8.66%
A Class Prospectus | Royce Special Equity Fund | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.96%
5 Years	rr_AverageAnnualReturnYear05	13.26%
10 Years	rr_AverageAnnualReturnYear10	11.20%
A Class Prospectus | Royce Special Equity Fund | A Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[1]
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.49%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 255	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,341	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,319	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	668	[6]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993	[6]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,341	[6]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,319	[6]
A Class Prospectus | Royce Special Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2011	rr_AnnualReturn2011	(0.10%)
Annual Return 2012	rr_AnnualReturn2012	15.10%
Annual Return 2013	rr_AnnualReturn2013	29.00%
Annual Return 2014	rr_AnnualReturn2014	0.80%
Annual Return 2015	rr_AnnualReturn2015	(12.60%)
Annual Return 2016	rr_AnnualReturn2016	31.90%
Annual Return 2017	rr_AnnualReturn2017	7.70%
Annual Return 2018	rr_AnnualReturn2018	(10.10%)
Annual Return 2019	rr_AnnualReturn2019	12.40%
Annual Return 2020	rr_AnnualReturn2020	7.30%
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	9.01%
10 Years	rr_AverageAnnualReturnYear10	7.25%
A Class Prospectus | Royce Special Equity Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	5.32%
A Class Prospectus | Royce Special Equity Fund | Service Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	5.61%

[1]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information–Sales Charges” in this Prospectus.
[2]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the A Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 22, 2022.
[4]	The Fund's total annualized operating expense ratios are subject to change in response to changes in the Fund's average net assets or for other reasons. A decline in the Fund's average net assets can be expected to increase the impact of operating expenses on the Fund's total annualized operating expense ratios.
[5]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[6]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.